Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Expenses and Other Liabilities
Accrued advertising and marketing expenses	¥ 3,652,648	$ 573,180	¥ 4,552,069
VAT and other tax payable	5,734,281	899,834	2,882,177
Payroll payable	1,949,173	305,868	1,806,787
Account payables	1,951,681	306,261	1,137,566
Others	797,730	125,181	814,773
Total	¥ 14,085,513	$ 2,210,324	¥ 11,193,372